Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Oct. 29, 2021
Accounting Policies [Abstract]
Cash	$ 542,033		$ 595,536	$ 877,099	$ 764,101
Distribution for taxes payments			554,873
Marketable securities held in trust account	9,471,338		9,160,803	127,760,867
Net income before income taxes			274,139
Income tax			57,569
Operating loss carryforwards, net			0	0
Operating loss carryforwards valuation allowance			0	0
Total deferred tax assets			0	$ 0
Federal depository insurance			$ 250,000